Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies [Abstract]
Summary of Exploration Commitments

Exploration Commitments

	December 31,	December 31,
(in U.S. dollars)	2025	2024
Commitments for payments under exploration permits in existence at the reporting date but not recognized as liabilities payable	$—	$470,763

Summary of Significant Capital Expenditure Contracted

Significant capital expenditure contracted for at the end of the reporting period but not recognized as liabilities is as follows:

	December 31,	December 31,
(in U.S. dollars)	2025	2024
Property, plant and equipment	$15,130,146	$52,968,336